Description of Business	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Sep. 30, 2021	Dec. 31, 2021
Description of Business [Line Items]
DESCRIPTION OF BUSINESS

NOTE 1 — DESCRIPTION OF BUSINESS

Overview

MICT, Inc. (“MICT”, the “Company”, “We”, “us”, “our”) was formed as a Delaware corporation on January 31, 2002. On March 14, 2013, we changed our corporate name from Lapis Technologies, Inc. to Micronet Enertec Technologies, Inc. On July 13, 2018, following the sale of our former subsidiary Enertec Systems Ltd., we changed our name from Micronet Enertec Technologies, Inc. to MICT. Our shares have been listed for trading on The Nasdaq Capital Market under the symbol “MICT” since April 29, 2013.

MICT Telematics Ltd (“MICT Telematics”) is a wholly-owned holding company, established in Israel on December 31, 1991. On October 22, 1993, MICT Telematics established a wholly-owned holding company headquartered in Israel, MICT Management Ltd.

On February 1, 2019, BI Intermediate (Hong Kong) Limited (“BI Intermediate”) was incorporated in Hong Kong as a wholly-owned holding company of GFH Intermediate Holdings Ltd. (“GFHI” or “Intermediate”).

On December 11, 2019, Bokefa Petroleum and Gas Co., Ltd (“Bokefa Petroleum” ) was incorporated in Hong Kong as a holding company, and is the wholly-owned subsidiary of BI Intermediate. On October 22, 2020 and March 8, 2021, Bokefa Petroleum established two additional holding companies, Shanghai Zheng Zhong Energy Technologies Co., Ltd (“Shanghai Zheng Zhong”) and Tianjin Bokefa Technology Co., Ltd. (“Bokefa”).

On June 10, 2020, MICT Telematics purchased 5,999,996 ordinary shares of Micronet Ltd. (“Micronet”) for aggregate proceeds of New Israeli Shekel (“NIS”) 1,800 (or $515) through tender offer issued by MICT Telematics. As a result, increased our ownership interest in Micronet to 45.53% of Micronet’s issued and outstanding ordinary shares.

Subsequently, on June 23, 2020 we purchased, through a public offering consummated by Micronet on the Tel Aviv Stock Exchange (the “TASE”), 10,334,000 of Micronet’s ordinary shares for total consideration of NIS 3,100 (or $887). As a result, we increased our ownership interest in Micronet to 53.39% of Micronet’s outstanding ordinary shares. MICT applied purchase accounting and began to consolidate Micronet’s operating results into our financial statements once the offering was consummated. MICT recognized a $665 gain on previously held equity in Micronet.

On October 11, 2020, Micronet consummated a public equity offering on the TASE, in which the Company purchased 520,600 of Micronet’s ordinary shares and 416,480 of Micronet’s stock options convertible into 416,480 Micronet ordinary shares (at a conversion price of NIS 3.5 per share), for total consideration of NIS 4,961 (or $1,417). Following Micronet’s offering, including the purchase of Micronet shares, the exercise of our stock options and the additional purchase of 115,851 Micronet shares from an individual seller, our ownership interest in Micronet was diluted from 53.39% to 50.31% of Micronet’s outstanding share capital. On May 9, 2021, following the exercise of options by minority stockholders, the Company’s ownership interest was further diluted to 49.88% and, as a result we no longer consolidate Micronet’s operating results in our financial statements. As of May 9, 2021, the Company accounted for the investment in Micronet using the equity method of accounting.

Prior to July 1, 2020, MICT operated primarily through its Israel-based majority-owned subsidiary, Micronet. Since July 1, 2020, after MICT completed its acquisition of GFHI pursuant to that certain agreement and plan of merger entered into on November 7, 2019 by and between MICT, GFHI, Global Fintech Holding Ltd. (“GFH”), a British Virgin Islands company and the sole shareholder of GFHI, and MICT Merger Subsidiary Inc., a British Virgin Islands company and a wholly owned subsidiary of MICT (“Merger Sub”), as amended and restated on April 15, 2020 (the “Restated Merger Agreement” or “Merger”). MICT is a holding company conducting financial technology business through its subsidiaries and entities controlled through various VIEs arrangements with a marketplace in China, as well as other areas of the world, and is currently in the process of building various platforms for business opportunities in different insurance platform segments (formerly: verticals and technology segments) in order to capitalize on such technology and business. GFHI plans to increase its capabilities and its technological platforms through acquisition and licensing technologies to support its growth efforts in the different market segments. After the merger, MICT includes the business of Intermediate, its wholly-owned subsidiary, operating through its operating subsidiaries, as described herein.

On October 2, 2020, BI Intermediate entered into a strategic agreement (the “Strategic Agreement”) to acquire the entire share capital of Magpie Securities Limited (“Magpie”), a Hong Kong based securities and investments firm for a total purchase price of approximately $3,000 (the “Purchase Price”). Magpie is licensed to trade securities on leading exchanges in Hong Kong, the U.S. and China, including China A-Shares, all of which are the primary target markets for Company’s global fintech business. The Strategic Agreement provided that the acquisition would be consummated in two phases, an initial purchase whereby 9% of the share capital of Magpie was acquired and thereafter, the remaining 91% of Magpie would be purchased by BI Intermediate upon, and subject to, the approval of the Hong Kong Securities and Futures Commission (the “SFC”), the principal regulator of Hong Kong’s securities and futures markets. On November 11, 2020, BI Intermediate closed on its acquisition of the first 9% and paid 9% of the Purchase Price. Additionally, pursuant to the Strategic Agreement upon the initial closing, BI Intermediate loaned Magpie an amount equivalent to the remaining 91% of the Purchase Price. Upon closing on the remaining 91%, which remained subject to SFC approval, the loan will be cancelled, and BI Intermediate will acquire the remaining 91% of Magpie. The loan was secured against the pledge of 91% of the share capital of Magpie purchased at such time by BI Intermediate. The obligations of Magpie have been guaranteed by its majority shareholder. On February 26, 2021 we finalized the acquisition of Magpie. The acquisition was consummated following the receipt of approval from the SFC effecting the change in the majority shareholder of Magpie. In consideration for the entire share capital of Magpie, we paid a total Purchase Price of $2,947 (reflecting the net asset value of Magpie estimated at $2,034 recorded as a working capital, and a premium $902 that was recorded as a license in the intangible assets). The Company, through and together with the Company’s wholly owned subsidiaries, Beijing Magpie Securities Consulting Services Co., Ltd (“Beijing Magpie”) and Shenzhen Magpie Information Consulting Technology Co., Ltd (“Shenzhen Magpie”), are in the process of integrating its mobile app platform with Magpie’s licensed trading assets.

Upon completion of the acquisition of 100% of the equity interest in Magpie, we were able to obtain the licenses and permits needed for operating our online platform. After we complete the appropriate system testing to ensure scale and reliability, we will be in a position to notify the Hong Kong regulator of our intended launch date. Our initial plan is to launch the online stock trading platform in Hong Kong.

On January 1, 2021, we entered into a transaction through our wholly-owned subsidiary, Bokefa, with the shareholders of Guangxi Zhongtong Insurance Agency Co., Ltd (“Guangxi Zhongtong”), a local Chinese entity with business and operations in the insurance brokerage business. Pursuant to the transaction, we loaned the Guangxi Zhongtong shareholders through a frame work loan (the “GZ Frame Work Loan”) the amount of up to RMB 40,000 (approximately $6,125) (“GZ Frame Work Loan Amount”) which is designated, if exercised, to be used as a working capital loan for Guangxi Zhongtong. As of March 31, 2022, only RMB 8,010 (approximately $1,243) was drawn down from the GZ Frame Work Loan for working capital and approximately $919 was drawn down for loans to shareholders of Guangxi Zhongtong (as stipulated in the agreement). In consideration for the GZ Frame Work Loan, the parties entered into various additional agreements which include: (i) a pledge agreement pursuant to which the shareholders have pledged their shares for the benefit of Bokefa in order to secure the GZ Frame work Loan Amount (ii) an exclusive option agreement pursuant to which Bokefa has an exclusive option to purchase the entire issued and outstanding common shares of Guangxi Zhongtong from the shareholders (“Option Agreement”) under such terms set forth therein (which include an exercise price not less than the maximum GZ Frame Work Loan Amount and the right to convert the GZ Frame Work Loan Amount into the purchased shares) (iii) an entrustment agreement and power of attorney agreement pursuant to which the shareholders irrevocably entrusted and appointed Tianjin Bokefa as their proxy and trustee to exercise on their behalf any and all rights under applicable law and the articles of association of Guangxi Zhongtong in the shareholder’s equity interest in Guangxi Zhongtong (iv) a business cooperation agreement and a master exclusive service agreement which grants Bokefa rights related to Guangxi Zhongtong’s business and operations in order to secure repayment of the GZ Frame Work Loan Amount.

This transaction was structured pursuant to a Variable Interest Entity (“VIE”) Structure (in which we do not hold the shares). As such, and given our direct ownership in Bokefa and its contractual arrangements with Guangxi Zhongtong, we are regarded as Guangxi Zhongtong’s controlling entity and primary beneficiary of Guangxi Zhongtong business. We have, therefore, consolidated the financial position and operating results of Guangxi Zhongtong into our consolidated financial statements, using the fair value of the assets and liabilities of Guangxi Zhongtong in accordance with U.S. GAAP. Beijing Fucheng Lianbao Technology Co., Ltd (“Beijing Fucheng”) is an entity incorporated on December 29, 2020, in which Bokefa owns 24% equity interest with the remaining 76% controlled by Bokefa through VIE agreements. On February 10, 2021, Beijing Fucheng acquired all of the shares of Beijing Yibao Technology Co., Ltd., (“Beijing Yibao”) which holds 100% of the equity interest in Beijing Fucheng Insurance Brokerage Co., Ltd. (“Fucheng Insurance”). Fucheng Insurance is a Chinese insurance brokerage agency and a nation-wide licensed entity which offers insurance brokerage services for a broad range of insurance products. Fucheng Insurance, through their nationwide license, will give us the flexibility to offer and create tailor-made insurance products, leverage customers directly or through distribution partners and procure better deals with both our existing and new insurance company partners. Fucheng Insurance further enables us to accelerate the onboarding of new agents onto our platforms all throughout China. It also creates the opportunity to promote our business through some of China’s biggest online portals, which will provide business-to-business-to-consumer (B2B2C) as well as business-to-consumer (B2C) channels. When Fucheng Insurance initiates its nationwide rollout of its mobile application, it will facilitate access to those portals’ large customer bases which will also offer MICT’S full suite of insurance products. Beijing Fucheng shares were acquired for approximately $5,700, and funded through MICT. For further information please refer to Note 7.

On June 16, 2021, Micronet announced that it completed a public equity offering on the TASE. Pursuant to the offering, Micronet sold an aggregate of 18,400 securities units (the “Units”) at a price of NIS 14.6 per Unit with each Unit consisting of 100 ordinary shares, 25 series A options and 75 series B options, resulting in the issuance of 1,840,000 ordinary shares, 460,000 series A options and 1,380,000 series B options. Micronet raised total gross proceeds of NIS 26,864 (approximately $8,290) in the offering. The Company did not participate in the offering, and, as a result, the Company owned 31.47% of the outstanding ordinary shares of Micronet and 26.83% on a fully diluted basis as of March 31, 2022.

On July 1, 2021, Bokefa entered into a transaction with the shareholders of All Weather Insurance Agency Co., Ltd (“All Weather”), a local Chinese entity with business and operations in the field of broker insurance (the “Transaction”). Pursuant to the Transaction, Bokefa agreed to provide the All Weather shareholders with a frame work loan (the “AW Frame Work Loan”) for a total amount of up to RMB 30,000 (approximately $4,700) (the “AW Frame Work Loan Amount”) which, if utilized, will be used for working capital purposes of All Weather. In consideration for the AW Frame Work Loan, the parties entered into various additional agreements which include: (i) a pledge agreement pursuant to which the shareholders pledged their shares for the benefit of Bokefa in order to secure the amount for the AW Frame Work Loan Amount (ii) an exclusive option agreement pursuant to which Bokefa has an exclusive option to purchase the entire issued and outstanding common shares of All Weather from the Shareholders (“Option Agreement”) under such terms set forth in the Option Agreement (which include an exercise price not less than the maximum AW Frame Work Loan Amount and the right to convert the AW Frame Work Loan Amount into the purchased shares) (iii) an entrustment agreement and power of attorney agreement pursuant to which the shareholders irrevocably entrusted and appointed Bokefa as their proxy and trustee to exercise on their behalf any and all rights under applicable law and the articles of association of All Weather in the shareholder’s equity interest in All Weather and (iv) a business cooperation agreement and a master exclusive service agreement which grants Bokefa rights related to All Weather’s business and operations in order to secure repayment of the AW Frame Work Loan Amount. The Transaction was structured as a VIE structure (pursuant to which we do not technically hold the shares) and as a result of our direct ownership in Bokefa and its contractual arrangements with All Weather, we are regarded as All Weather’s controlling entity and the primary beneficiary of All Weather’s business. On October 27, 2021, the entire AW Frame Work Loan Amount was utilized by the All Weather shareholders and the AW Frame Work Loan Amount was transferred to All Weather for purposes of working capital. In addition, as of March 31, 2022, the Company granted All Weather shareholders an additional loan in the sum of approximately $776 to be provided in advance to a transaction between the parties pursuant to which the VIE structure described above shall be replaced by an equity structure for purchase by MICT of such equity interests in All Weather on such commercial and other terms to be agreed by the parties.

All Weather Appraisal Co., Ltd. (All Weather Appraisal) is a subsidiary of All Weather Insurance Agency Co., Ltd, which holds 99.6% equity in All Weather Appraisal. All Weather Appraisal is a nationwide company and is approved by the China Banking and Insurance Regulatory Commission, specializing in the appraisal, evaluation, inspection and damage assessment of subjects of Insurance.

On August 23, 2021, Beijing Yibao Technology Co., Ltd, Guangxi Zhongtong Insurance Agency Co., Ltd, and two shareholders of Guangxi Zhongtong entered into a capital increase agreement pursuant to which Beijing Yibao will invest approximately RMB30,000 ($4,700) into Guangxi Zhongtong. On October 21, 2021, Beijing Yibao transferred the funds separately and the transaction closed. As a result of the transaction, Beijing Yibao now holds a sixty percent (60%) equity interest in Guangxi Zhongtong and is the controlling shareholder. As a condition of the closing, the previous agreements consummated on January 1, 2021 per the GZ Frame Work Loan became null and void, and the loan should be repaid by the shareholders before December 31, 2022.

From January through September 2021, Shenzhen Bokefa Technology Co., Ltd (“Shenzhen Bokefa”) and Tianjin Dibao Technology Co., Ltd (“Tianjin Dibao”) were established under BI Intermediate as holding companies to further develop the Company’s insurance business in China. As of March 31, 2022, no substantial operations conducted in those two entities.

Our current business, following the completion of the acquisition of GFHI, is primarily comprised and focused on the growth and development of the GFHI financial technology offerings and the marketplace in China. We are in the process of building various platforms for business opportunities in different insurance platform segments (formerly: verticals and technology segments) in order to capitalize on such technology and business.

As a result of our acquisition of GFHI and the subsequent work we have undertaken with the management of GFHI, we are positioned to establish ourselves, through our operating subsidiaries and VIEs, to serve the markets as a financial technology company with a significant Chinese marketplace. We plan to expand on a global level as we continue to scale our business. GFHI has built various platforms to capitalize on business opportunities in a range of insurance platform segments (formerly: verticals and technology segments), which currently include stock trading and wealth management, commodities in segments of oil and gas trading and insurance brokerage. We are seeking to secure material contracts in all of these market segments in China while also developing opportunities in order to allow GFHI access to these markets. We will continue to increase the capabilities of our platforms through acquisition and/or licensing different technologies to support our efforts. By building secure, reliable and scalable platforms with high volume processing capability, we intend to provide customized solutions that address the needs of a highly diverse and broad client base.

We implemented our plans by capitalizing on Intermediate’s experience with local markets in China, as well as with the Company’s operating subsidiaries, which have begun to secure material contracts in fast growing market segments in China.

Our current opportunities have given us access the following market segments:

•        Stock trading and wealth management segment;

•        Commodities in the field of Oil and gas trading segment; and

•        Insurance brokerage segment

These opportunities will continue to be realized and executed through our business development efforts, which include the acquisition of potential target entities, business and assets (such as applicable required licenses) in the relevant business space and segments in which we plan to operate. This allows the Company to enter into the market quickly and leverage existing assets in order to promote our growth strategy.

The following diagram illustrates the Company’s corporate structure, including its subsidiaries, and variable interest entities (“VIEs”), as of March 31, 2022:

VIE agreements with Guangxi Zhongtong:

On January 1, 2021, Bokefa, our wholly foreign-owned enterprise (“WFOE”), Guangxi Zhongtong, and nominee shareholders of Guangxi Zhongtong entered into six agreements, described below, pursuant to which Bokefa is deemed to have controlling financial interest and be the primary beneficiary of Guangxi Zhogntong. Therefore, Guangxi Zhongtong is deemed a VIE of Bokefa:

Loan Agreement

Pursuant to this agreement, Bokefa agreed to provide loans to the registered shareholders of Guangxi Zhongtong. The term of the loan shall start from the date when the loan is actually paid, until the date on which the loan is repaid in full. The agreement shall terminate when the shareholders repay the loan. The loan should be used solely for Guangxi Zhongtong’s operating expenses and should be exclusively repaid by transferring shares of Guangxi Zhongtong to Bokefa when PRC Law permits.

Exclusive Option Agreement

The effective term of the agreement is unlimited and the agreement shall terminate upon the transfer of all the equity interest of Guangxi Zhongtong to Bokefa in accordance with relevant laws and provisions as provided in the agreement, or upon written notice by Bokefa to shareholders. In consideration of Bokefa’s loan arrangement, the shareholders have agreed to grant Bokefa an exclusive option to purchase their equity interest. Distribution of residual profits, if any, are restricted without the approval of Bokefa. Upon request by Bokefa, Guangxi Zhongtong is obligated to distribute profits to the shareholders of Guangxi Zhongtong, who must remit such profits to Bokefa immediately. Guangxi Zhongtong and its shareholders are required to act in a manner that is in the best interest of Bokefa with regards to Guangxi Zhongtong’s business operation.

Equity Pledge Agreement

The agreement will be terminated upon such date when the other agreements have been terminated. Pursuant to the agreement, the nominee shareholders pledged all their equity interest in Guangxi Zhongtong to Bokefa as security for the obligations in the other agreements. Bokefa has the right to receive dividends on the pledged shares, and all shareholders are required to act in a manner that is in the best interest of Bokefa.

Business Cooperation Agreement

The agreement is effective until terminated by both parties. Guangxi Zhongtong and its shareholders agree that the legal person, directors, general manager and other senior officers of Guangxi Zhongtong should be appointed or elected by Bokefa. Guangxi Zhongtong and its shareholders agree that all the financial and operational decisions for Guangxi Zhongtong will be made by Bokefa.

Exclusive Service Agreement

The effective term of this agreement is for one year and it can be extended an unlimited number of times if agreed by both parties. Bokefa agrees to provide exclusive technical consulting and support services to Guangxi Zhongtong and Guangxi Zhongtong agrees to pay service fees to Bokefa.

Entrustment and Power of Attorney Agreement

The shareholders of Guangxi Zhongtong agreed to entrust all the rights to exercise their voting power and any other rights as shareholders of Guangxi Zhongtong to Bokefa. The shareholders of Guangxi Zhongtong have each executed an irrevocable power of attorney to appoint Bokefa as their attorney-in-fact to vote on their behalf on all matters requiring shareholder approval. The agreement is effective until deregistration of Guangxi Zhongtong.

On August 23, 2021, Beijing Yibao Technology Co., Ltd, Guangxi Zhongtong Insurance Agency Co., Ltd, and two shareholders of Guangxi Zhongtong entered into a capital increase agreement pursuant to which Beijing Yibao will invest approximately RMB30,000 ($4,700) into Guangxi Zhongtong. On October 21, 2021, Beijing Yibao transferred the funds separately and the transaction closed. As a result of the transaction, Beijing Yibao now holds a sixty percent (60%) equity interest in Guangxi Zhongtong and is the controlling shareholder. As a condition of the closing, the previous agreements consummated on January 1, 2021 per the GZ Frame Work Loan became null and void, and the loan should be repaid by the shareholders before December 31, 2022.

VIE agreements with Beijing Fucheng:

On December 31, 2020, as amended on August 25, 2021, Bokefa, Beijing Fucheng Lianbao Technology Co., Ltd. (“Beijing Fucheng”), and the shareholders of Beijing Fucheng entered into six agreements, described below, pursuant to which Bokefa is deemed to have a controlling financial interest and be the primary beneficiary of Beijing Fucheng,. Therefore, Beijing Fucheng is deemed a VIE of Bokefa. Beijing Fucheng was incorporated on December 29, 2020 and had no assets or liabilities as of December 31, 2020.

Loan Agreement

Pursuant to this agreement, Bokefa agreed to provide loans to the registered shareholders of Beijing Fucheng. The term of the loan under this agreement shall start from the date when the loan is actually paid and shall continue until the shareholders repay all the loan in accordance with this agreement. The agreement shall terminate when the shareholders repay the loan. The loan should be used solely for Beijing Fucheng’s operating expenses, and should be exclusively repaid by transferring shares of Beijing Fucheng to Bokefa when PRC Law permits.

Exclusive Option Agreement

The effective term of the agreement is unlimited and the agreement shall terminate upon the transfer of all of the equity interest of Bejing Fucheng to Bokefa in accordance with relevant laws and provisions as provided in the agreement, or upon written notice by Bokefa to the shareholders. In consideration for Bokefa’s loan arrangement, the shareholders have agreed to grant Bokefa an exclusive option to purchase their equity interest. Distribution of residual profits, if any, is restricted without the approval of Bokefa. Upon request by Bokefa, Beijing Fucheng is obligated to distribute profits to the shareholders of Beijing Fucheng, who must remit those profits to Bokefa immediately. Beijing Fucheng and its shareholders are required to act in a manner that is in the best interest of Bokefa with regards to Beijing Fucheng’s business operations.

Equity Pledge Agreement

The agreement will be terminated at the date when the other agreements have been terminated. Pursuant to the agreement, the shareholders pledged all their equity interest in Beijing Fucheng to Bokefa as security for their obligations under the agreements. Bokefa has the right to receive dividends on the pledged shares, and all shareholders are required to act in a manner that is in the best interest of Bokefa.

Business Cooperation Agreement

The agreement is effective until terminated by both parties. Beijing Fucheng and its shareholders agree that the legal person, directors, general manager and other senior officers of Beijing Fucheng should be appointed or elected by Bokefa. Beijing Fucheng and its shareholders agree that all financial and operational decisions of Beijing Fucheng will be made by Bokefa.

Exclusive Service Agreement

The effective term of this agreement is for one year and it can be extended an unlimited number of times if agreed by both parties. Bokefa agrees to provide exclusive technical consulting and support services to Beijing Fucheng and Beijing Fucheng agrees to pay service fees to Bokefa.

Entrustment and Power of Attorney Agreement

The shareholders of Beijing Fucheng agreed to entrust all the rights to exercise their voting power and any other rights as shareholders of Beijing Fucheng to Bokefa. The shareholders of Beijing Fucheng have each executed an irrevocable power of attorney to appoint Bokefa as their attorney-in-fact to vote on their behalf on all matters requiring shareholder approval. The agreement is effective until deregistration of Beijing Fucheng.

VIE agreements with All Weather:

On July 1, 2021, Bokefa, All Weather, and nominee shareholders of All Weather entered into six agreements, described below, pursuant to which Bokefa is deemed to have a controlling financial interest and be the primary beneficiary of All Weather. All Weather is deemed a VIE of Bokefa.

Loan Agreement

Pursuant to this agreement, Bokefa agreed to provide loans to the shareholders of All Weather. The term of the loan is one year and shall start from the date when the loan is actually paid. The agreement shall terminate when the shareholders repay the loan. The loan should be used solely by All Weather for operating expenses, and should be exclusively repaid by transferring shares of All Weather to Bokefa when PRC Law permits.

Exclusive Option Agreement

The effective term of the agreement is unlimited and the agreement shall terminate upon the transfer of all of the equity interest of All Weather to Bokefa in accordance with relevant laws and provisions in the agreement, or upon written notice by Bokefa to the shareholders. In consideration for Bokefa’s loan arrangement, the shareholders have agreed to grant Bokefa an exclusive option to purchase their equity interest. Distribution of residual profits, if any, is restricted without the approval of Bokefa. Upon request by Bokefa, All Weather is obligated to distribute profits to the shareholders of All Weather, who must remit the profits to Bokefa immediately. All Weather and its shareholders are required to act in a manner that is in the best interest of Bokefa with regard to All Weather’s business operations.

Equity Pledge Agreement

The agreement will be terminated at the date when the other agreements have been terminated. Pursuant to the agreement, the nominee shareholders pledged all of their equity interest in All Weather to Bokefa as security for their obligations pursuant to the other agreements. Bokefa has the right to receive dividends on the pledged shares, and all shareholders are required to act in a manner that is in the best interest of Bokefa.

Business Cooperation Agreement

The agreement is effective until terminated by both parties. All Weather and its shareholders agree that the legal person, directors, general manager and other senior officers of All Weather should be appointed or elected by Bokefa. All Weather and its shareholders agree that all the financial and operational decisions of All Weather will be made by Bokefa.

Exclusive Service Agreement

The effective term of this agreement is for one year and it can be extended an unlimited number of times if agreed by both parties. Bokefa agrees to provide exclusive technical consulting and support services to All Weather and All Weather agrees to pay service fees to Bokefa.

Entrustment and Power of Attorney Agreement

The shareholders of All Weather agreed to entrust all their rights to exercise their voting power and any other rights as shareholders of All Weather to Bokefa. The shareholders of All Weather have each executed an irrevocable power of attorney to appoint Bokefa as their attorney-in-fact to vote on their behalf on all matters requiring shareholder approval. The agreement is effective until the deregistration of All Weather.

Exclusive Service Agreement

The effective term of this agreement is for one year and it can be extended an unlimited number of times if agreed by both parties. Bokefa agrees to provide exclusive technical consulting and support services to All Weather and All Weather agrees to pay service fees to Bokefa.

Entrustment and Power of Attorney Agreement

The shareholders of All Weather agreed to entrust all their rights to exercise their voting power and any other rights as shareholders of All Weather to Bokefa. The shareholders of All Weather have each executed an irrevocable power of attorney to appoint Bokefa as their attorney-in-fact to vote on their behalf on all matters requiring shareholder approval. The agreement is effective until the deregistration of All Weather.

The assets and liabilities of the Company’s VIEs (All Weather and Beijing Fucheng) included in the Company’s unaudited condensed consolidated financial statements as of March 31, 2022 and December 31, 2021 are as follows:

	March 31, 2022	December 31, 2021
Current assets:
Cash	$1,352	$1,260
Trade accounts receivable, net	2,430	2,462
Other current assets	3,478	4,550
Total current assets	7,260	8,272

Property and equipment, net	184	208
Intangible assets	5,716	5,718
Long-term prepaid expenses	26	48
Right of use assets	329	530
Restricted cash	1,609	1,632
Deferred tax assets	906	369
Total long-term assets	8,770	8,505

Total assets	$16,030	$16,777

Current liabilities:
Short term loan from others	$948	$1,155
Trade accounts payable	645	697
Related party	2,713	4,583
Other current liabilities	5,349	2,401
Total current liabilities	9,655	8,836

Long-term liabilities:
Lease liability	81	106
Deferred tax liability	225	224
Total long-term liabilities	306	330

Total liabilities	$9,961	$9,166

Net revenues, loss from operations and net loss of the VIEs that were included in the Company’s unaudited condensed consolidated financial statements for the three month ended March 31, 2022 and 2021 are as follows:

	For the three months Ended March 31, 2022	For the three months Ended March 31, 2021

Net revenues	$8,864	$6,210
Loss from operations	$(2,184)	$250
Net loss	$(1,572)	$159

NOTE 1 — DESCRIPTION OF BUSINESS

Overview

MICT, Inc. (“MICT”, the “Company”, “We”, “us”, “our”) was formed as a Delaware corporation on January 31, 2002. On March 14, 2013, we changed our corporate name from Lapis Technologies, Inc. to Micronet Enertec Technologies, Inc. On July 13, 2018, following the sale of our former subsidiary Enertec Systems Ltd., we changed our name from Micronet Enertec Technologies, Inc. to MICT. Our shares have been listed for trading on The Nasdaq Capital Market under the symbol “MICT” since April 29, 2013.

MICT Telematics Ltd (“MICT Telematics”) is a wholly-owned holding company, established in Israel on December 31, 1991. On October 22, 1993, MICT Telematics established a wholly-owned holding company headquartered in Israel, MICT Management Ltd.

On February 1, 2019, BI Intermediate (Hong Kong) Limited (“BI Intermediate”) was incorporated in Hong Kong as a wholly-owned holding company of GFH Intermediate Holdings Ltd. (“GFHI” or “Intermediate”).

On December 11, 2019, Bokefa Petroleum and Gas Co., Ltd (“Bokefa Petroleum” ) was incorporated in Hong Kong as a holding company, and is the wholly-owned subsidiary of BI Intermediate. On October 22, 2020 and March 8, 2021, Bokefa Petroleum established two additional holding companies, Shanghai Zheng Zhong Energy Technologies Co., Ltd (“Shanghai Zheng Zhong”) and Tianjin Bokefa Technology Co., Ltd. (“Bokefa”).

On June 10, 2020, MICT Telematics purchased 5,999,996 ordinary shares of Micronet Ltd. (“Micronet”) for aggregate proceeds of New Israeli Shekel (“NIS”) 1,800 (or $515) through tender offer issued by MICT Telematics. As a result, increased our ownership interest in Micronet to 45.53% of Micronet’s issued and outstanding ordinary shares.

Subsequently, on June 23, 2020 we purchased, through a public offering consummated by Micronet on the Tel Aviv Stock Exchange (the “TASE”), 10,334,000 of Micronet’s ordinary shares for total consideration of NIS 3,100 (or $887). As a result, we increased our ownership interest in Micronet to 53.39% of Micronet’s outstanding ordinary shares. MICT applied purchase accounting and began to consolidate Micronet’s operating results into our financial statements once the offering was consummated. MICT recognized a $665 gain on previously held equity in Micronet.

On October 11, 2020, Micronet consummated a public equity offering on the TASE, in which the Company purchased 520,600 of Micronet’s ordinary shares and 416,480 of Micronet’s stock options convertible into 416,480 Micronet ordinary shares (at a conversion price of NIS 3.5 per share), for total consideration of NIS 4,961 (or $1,417). Following Micronet’s offering, including the purchase of Micronet shares, the exercise of our stock options and the additional purchase of 115,851 Micronet shares from an individual seller, our ownership interest in Micronet was diluted from 53.39% to 50.31% of Micronet’s outstanding share capital. On May 9, 2021, following the exercise of options by minority stockholders, the Company’s ownership interest was further diluted to 49.88% and, as a result we no longer consolidate Micronet’s operating results in our financial statements. As of May 9, 2021, the Company accounted for the investment in Micronet using the equity method of accounting.

Prior to July 1, 2020, MICT operated primarily through its Israel-based majority-owned subsidiary, Micronet. Since July 1, 2020, after MICT completed its acquisition of GFHI pursuant to that certain agreement and plan of merger entered into on November 7, 2019 by and between MICT, GFHI, Global Fintech Holding Ltd. (“GFH”), a British Virgin Islands company and the sole shareholder of GFHI, and MICT Merger Subsidiary Inc., a British Virgin Islands company and a wholly owned subsidiary of MICT (“Merger Sub”), as amended and restated on April 15, 2020 (the “Restated Merger Agreement” or “Merger”). MICT is a holding company conducting financial technology business through its subsidiaries and entities controlled through various VIEs arrangements with a marketplace in China, as well as other areas of the world, and is currently in the process of building various platforms for business opportunities in different verticals and technology segments in order to capitalize on such technology and business.

GFHI plans to increase its capabilities and its technological platforms through acquisition and licensing technologies to support its growth efforts in the different market segments. After the merger, MICT includes the business of Intermediate, its wholly-owned subsidiary, operating through its operating subsidiaries, as described herein.

On October 2, 2020, BI Intermediate entered into a strategic agreement (the “Strategic Agreement”) to acquire the entire share capital of Magpie Securities Limited (“Magpie”), a Hong Kong based securities and investments firm for a total purchase price of approximately $3,000 (the “Purchase Price”). Magpie is licensed to trade securities on leading exchanges in Hong Kong, the U.S. and China, including China A-Shares, all of which are the primary target markets for Company’s global fintech business. The Strategic Agreement provided that the acquisition would be consummated in two phases, an initial purchase whereby 9% of the share capital of Magpie was acquired and thereafter, the remaining 91% of Magpie would be purchased by BI Intermediate upon, and subject to, the approval of the Hong Kong Securities and Futures Commission (the “SFC”), the principal regulator of Hong Kong’s securities and futures markets. On November 11, 2020, BI Intermediate closed on its acquisition of the first 9% and paid 9% of the Purchase Price. Additionally, pursuant to the Strategic Agreement upon the initial closing, BI Intermediate loaned Magpie an amount equivalent to the remaining 91% of the Purchase Price. Upon closing on the remaining 91%, which remained subject to SFC approval, the loan will be cancelled, and BI Intermediate will acquire the remaining 91% of Magpie. The loan was secured against the pledge of 91% of the share capital of Magpie purchased at such time by BI Intermediate. The obligations of Magpie have been guaranteed by its majority shareholder. On February 26, 2021 we finalized the acquisition of Magpie. The acquisition was consummated following the receipt of approval from the SFC effecting the change in the majority shareholder of Magpie. In consideration for the entire share capital of Magpie, we paid a total Purchase Price of $2,947 (reflecting the net asset value of Magpie estimated at $2,034 recorded as a working capital, and a premium $902 that was recorded as a license in the intangible assets). The Company, through and together with the Company’s wholly owned subsidiaries, Beijing Magpie Securities Consulting Services Co., Ltd (“Beijing Magpie”) and Shenzhen Magpie Information Consulting Technology Co., Ltd (“Shenzhen Magpie”), are in the process of integrating its mobile app platform with Magpie’s licensed trading assets.

Upon completion of the acquisition of 100% of the equity interest in Magpie, we were able to obtain the licenses and permits needed for operating our online platform. After we complete the appropriate system testing to ensure scale and reliability, we will be in a position to notify the Hong Kong regulator of our intended launch date. Our initial plan is to launch the online stock trading platform in Hong Kong.

On January 1, 2021, we entered into a transaction through our wholly-owned subsidiary, Bokefa, with the shareholders of Guangxi Zhongtong Insurance Agency Co., Ltd (“Guangxi Zhongtong”), a local Chinese entity with business and operations in the insurance brokerage business. Pursuant to the transaction, we loaned the Guangxi Zhongtong shareholders through a frame work loan (the “GZ Frame Work Loan”) the amount of up to RMB 40,000 (approximately $6,125) (“GZ Frame Work Loan Amount”) which is designated, if exercised, to be used as a working capital loan for Guangxi Zhongtong. As of December 31, 2021, only RMB 8,010 (approximately $1,243) was drawn down from the GZ Frame Work Loan for working capital and approximately $919 was drawn down for loans to shareholders of Guangxi Zhongtong (as stipulated in the agreement). In consideration for the GZ Frame Work Loan, the parties entered into various additional agreements which include: (i) a pledge agreement pursuant to which the shareholders have pledged their shares for the benefit of Bokefa in order to secure the GZ Frame work Loan Amount (ii) an exclusive option agreement pursuant to which Bokefa has an exclusive option to purchase the entire issued and outstanding common shares of Guangxi Zhongtong from the shareholders (“Option Agreement”) under such terms set forth therein (which include an exercise price not less than the maximum GZ Frame Work Loan Amount and the right to convert the GZ Frame Work Loan Amount into the purchased shares) (iii) an entrustment agreement and power of attorney agreement pursuant to which the shareholders irrevocably entrusted and appointed Tianjin Bokefa as their proxy and trustee to exercise on their behalf any and all rights under applicable law and the articles of association of Guangxi Zhongtong in the shareholder’s equity interest in Guangxi Zhongtong (iv) a business cooperation agreement and a master exclusive service agreement which grants Bokefa rights related to Guangxi Zhongtong’s business and operations in order to secure repayment of the GZ Frame Work Loan Amount.

This transaction was structured pursuant to a Variable Interest Entity (“VIE”) Structure (in which we do not hold the shares). As such, and given our direct ownership in Bokefa and its contractual arrangements with Guangxi Zhongtong, we are regarded as Guangxi Zhongtong’s controlling entity and primary beneficiary of Guangxi Zhongtong business. We have, therefore, consolidated the financial position and operating results of Guangxi Zhongtong into our consolidated financial statements, using the fair value of the assets and liabilities of Guangxi Zhongtong in accordance with U.S. GAAP. Beijing Fucheng Lianbao Technology Co., Ltd (“Beijing Fucheng”) is an entity incorporated on December 29, 2020, in which Bokefa owns 24% equity interest with the remaining 76% controlled by Bokefa through VIE agreements. On February 10, 2021, Beijing Fucheng acquired all of the shares of Beijing Yibao Technology Co., Ltd., (“Beijing Yibao”) which holds 100% of the equity interest in Beijing Fucheng Insurance Brokerage Co., Ltd. (“Fucheng Insurance”). Fucheng Insurance is a Chinese insurance brokerage agency and a nation-wide licensed entity which offers insurance brokerage services for a broad range of insurance products. Fucheng Insurance, through their nationwide license, will give us the flexibility to offer and create tailor-made insurance products, leverage customers directly or through distribution partners and procure better deals with both our existing and new insurance company partners. Fucheng Insurance further enables us to accelerate the onboarding of new agents onto our platforms all throughout China. It also creates the opportunity to promote our business through some of China’s biggest online portals, which will provide business-to-business-to-consumer (B2B2C) as well as business-to-consumer (B2C) channels. When Fucheng Insurance initiates its nationwide rollout of its mobile application, it will facilitate access to those portals’ large customer bases which will also offer MICT’S full suite of insurance products. Beijing Fucheng shares were acquired for approximately $5,700, and funded through MICT. For further information please refer to Note 13.

On June 16, 2021, Micronet announced that it completed a public equity offering on the TASE. Pursuant to the offering, Micronet sold an aggregate of 18,400 securities units (the “Units”) at a price of NIS 14.6 per Unit with each Unit consisting of 100 ordinary shares, 25 series A options and 75 series B options, resulting in the issuance of 1,840,000 ordinary shares, 460,000 series A options and 1,380,000 series B options. Micronet raised total gross proceeds of NIS 26,864 (approximately $8,290) in the offering. The Company did not participate in the offering, and, as a result, the Company owned 36.8% of the outstanding ordinary shares of Micronet and 26.56% on a fully diluted basis as of December 31, 2021.

On July 1, 2021, Bokefa entered into a transaction with the shareholders of All Weather Insurance Agency Co., Ltd (“All Weather”), a local Chinese entity with business and operations in the field of broker insurance (the “Transaction”). Pursuant to the Transaction, Bokefa agreed to provide the All Weather shareholders with a frame work loan (the “AW Frame Work Loan”) for a total amount of up to RMB 30,000 (approximately $4,700) (the “AW Frame Work Loan Amount”) which, if utilized, will be used for working capital purposes of All Weather. In consideration for the AW Frame Work Loan, the parties entered into various additional agreements which include: (i) a pledge agreement pursuant to which the shareholders pledged their shares for the benefit of Bokefa in order to secure the amount for the AW Frame Work Loan Amount (ii) an exclusive option agreement pursuant to which Bokefa has an exclusive option to purchase the entire issued and outstanding common shares of All Weather from the Shareholders (“Option Agreement”) under such terms set forth in the Option Agreement (which include an exercise price not less than the maximum AW Frame Work Loan Amount and the right to convert the AW Frame Work Loan Amount into the purchased shares) (iii) an entrustment agreement and power of attorney agreement pursuant to which the shareholders irrevocably entrusted and appointed Bokefa as their proxy and trustee to exercise on their behalf any and all rights under applicable law and the articles of association of All Weather in the shareholder’s equity interest in All Weather and (iv) a business cooperation agreement and a master exclusive service agreement which grants Bokefa rights related to All Weather’s business and operations in order to secure repayment of the AW Frame Work Loan Amount. The Transaction was structured as a VIE structure (pursuant to which we do not technically hold the shares) and as a result of our direct ownership in Bokefa and its contractual arrangements with All Weather, we are regarded as All Weather’s controlling entity and the primary beneficiary of All Weather’s business. On October 27, 2021, the entire AW Frame Work Loan Amount was utilized by the All Weather shareholders and the AW Frame Work Loan Amount was transferred to All Weather for purposes of working capital. In addition, as of December 31, 2021, the Company granted All Weather shareholders an additional loan in the sum of approximately $776 to be provided in advance to a transaction between the parties pursuant to which the VIE structure described above shall be replaced by an equity structure for purchase by MICT of such equity interests in All Weather on such commercial and other terms to be agreed by the parties.

All Weather Appraisal Co., Ltd. (All Weather Appraisal) is a subsidiary of All Weather Insurance Agency Co., Ltd, which holds 99.6% equity in All Weather Appraisal. All Weather Appraisal is a nationwide company and is approved by the China Banking and Insurance Regulatory Commission, specializing in the appraisal, evaluation, inspection and damage assessment of subjects of Insurance.

On August 23, 2021, Beijing Yibao Technology Co., Ltd, Guangxi Zhongtong Insurance Agency Co., Ltd, and two shareholders of Guangxi Zhongtong entered into a capital increase agreement pursuant to which Beijing Yibao will invest approximately RMB30,000 ($4,700) into Guangxi Zhongtong. On October 21, 2021, Beijing Yibao transferred the funds separately and the transaction closed. As a result of the transaction, Beijing Yibao now holds a sixty percent (60%) equity interest in Guangxi Zhongtong and is the controlling shareholder. As a condition of the closing, the previous agreements consummated on January 1, 2021 per the GZ Frame Work Loan became null and void, and the loan should be repaid by the shareholders before December 31, 2022.

From January through September 2021, Shenzhen Bokefa Technology Co., Ltd (“Shenzhen Bokefa”) and Tianjin Dibao Technology Co., Ltd (“Tianjin Dibao”) were established under BI Intermediate as holding companies to further develop the Company’s insurance business in China. As of December 31, 2021, no substantial operations conducted in those two entities.

Our current business, following the completion of the acquisition of GFHI, is primarily comprised and focused on the growth and development of the GFHI financial technology offerings and the marketplace in China. We are in the process of building various platforms for business opportunities in different verticals and technology segments in order to capitalize on such technology and business.

As a result of our acquisition of GFHI and the subsequent work we have undertaken with the management of GFHI, we are positioned to establish ourselves, through our operating subsidiaries and VIEs, to serve the markets as a financial technology company with a significant Chinese marketplace. We plan to expand on a global level as we continue to scale our business. GFHI has built various platforms to capitalize on business opportunities in a range of verticals and technology segments, which currently include stock trading and wealth management, commodities in segments of oil and gas trading and insurance brokerage. We are seeking to secure material contracts in all of these market segments in China while also developing opportunities in order to allow GFHI access to these markets. We will continue to increase the capabilities of our platforms through acquisition and/or licensing different technologies to support our efforts. By building secure, reliable and scalable platforms with high volume processing capability, we intend to provide customized solutions that address the needs of a highly diverse and broad client base.

We implemented our plans by capitalizing on Intermediate’s experience with local markets in China, as well as with the Company’s operating subsidiaries, which have begun to secure material contracts in fast growing market segments in China.

Our current opportunities have given us access the following market segments:

•        Stock trading and wealth management segment;

•        Commodities in the field of Oil and gas trading segment; and

•        Insurance brokerage segment

These opportunities will continue to be realized and executed through our business development efforts, which include the acquisition of potential target entities, business and assets (such as applicable required licenses) in the relevant business space and segments in which we plan to operate. This allows the Company to enter into the market quickly and leverage existing assets in order to promote our growth strategy.

The following diagram illustrates the Company’s corporate structure, including its subsidiaries, and variable interest entities (“VIEs”), as of December 31, 2021:

VIE agreements with Guangxi Zhongtong:

On January 1, 2021, Bokefa, our wholly foreign-owned enterprise (“WFOE”), Guangxi Zhongtong, and nominee shareholders of Guangxi Zhongtong entered into six agreements, described below, pursuant to which Bokefa is deemed to have controlling financial interest and be the primary beneficiary of Guangxi Zhogntong. Therefore, Guangxi Zhongtong is deemed a VIE of Bokefa:

Loan Agreement

Pursuant to this agreement, Bokefa agreed to provide loans to the registered shareholders of Guangxi Zhongtong. The term of the loan shall start from the date when the loan is actually paid, until the date on which the loan is repaid in full. The agreement shall terminate when the shareholders repay the loan. The loan should be used solely for Guangxi Zhongtong’s operating expenses and should be exclusively repaid by transferring shares of Guangxi Zhongtong to Bokefa when PRC Law permits.

Exclusive Option Agreement

The effective term of the agreement is unlimited and the agreement shall terminate upon the transfer of all the equity interest of Guangxi Zhongtong to Bokefa in accordance with relevant laws and provisions as provided in the agreement, or upon written notice by Bokefa to shareholders. In consideration of Bokefa’s loan arrangement, the shareholders have agreed to grant Bokefa an exclusive option to purchase their equity interest. Distribution of residual profits, if any, are restricted without the approval of Bokefa. Upon request by Bokefa, Guangxi Zhongtong is obligated to distribute profits to the shareholders of Guangxi Zhongtong, who must remit such profits to Bokefa immediately. Guangxi Zhongtong and its shareholders are required to act in a manner that is in the best interest of Bokefa with regards to Guangxi Zhongtong’s business operation.

Equity Pledge Agreement

The agreement will be terminated upon such date when the other agreements have been terminated. Pursuant to the agreement, the nominee shareholders pledged all their equity interest in Guangxi Zhongtong to Bokefa as security for the obligations in the other agreements. Bokefa has the right to receive dividends on the pledged shares, and all shareholders are required to act in a manner that is in the best interest of Bokefa.

Business Cooperation Agreement

The agreement is effective until terminated by both parties. Guangxi Zhongtong and its shareholders agree that the legal person, directors, general manager and other senior officers of Guangxi Zhongtong should be appointed or elected by Bokefa. Guangxi Zhongtong and its shareholders agree that all the financial and operational decisions for Guangxi Zhongtong will be made by Bokefa.

Exclusive Service Agreement

The effective term of this agreement is for one year and it can be extended an unlimited number of times if agreed by both parties. Bokefa agrees to provide exclusive technical consulting and support services to Guangxi Zhongtong and Guangxi Zhongtong agrees to pay service fees to Bokefa.

Entrustment and Power of Attorney Agreement

The shareholders of Guangxi Zhongtong agreed to entrust all the rights to exercise their voting power and any other rights as shareholders of Guangxi Zhongtong to Bokefa. The shareholders of Guangxi Zhongtong have each executed an irrevocable power of attorney to appoint Bokefa as their attorney-in-fact to vote on their behalf on all matters requiring shareholder approval. The agreement is effective until deregistration of Guangxi Zhongtong.

On August 23, 2021, Beijing Yibao Technology Co., Ltd, Guangxi Zhongtong Insurance Agency Co., Ltd, and two shareholders of Guangxi Zhongtong entered into a capital increase agreement pursuant to which Beijing Yibao will invest approximately RMB30,000 ($4,700) into Guangxi Zhongtong. On October 21, 2021, Beijing Yibao transferred the funds separately and the transaction closed. As a result of the transaction, Beijing Yibao now holds a sixty percent (60%) equity interest in Guangxi Zhongtong and is the controlling shareholder. As a condition of the closing, the previous agreements consummated on January 1, 2021 per the GZ Frame Work Loan became null and void, and the loan should be repaid by the shareholders before December 31, 2022.

VIE agreements with Beijing Fucheng:

On December 31, 2020, as amended on August 25, 2021, Bokefa, Beijing Fucheng Lianbao Technology Co., Ltd. (“Beijing Fucheng”), and the shareholders of Beijing Fucheng entered into six agreements, described below, pursuant to which Bokefa is deemed to have a controlling financial interest and be the primary beneficiary of Beijing Fucheng,. Therefore, Beijing Fucheng is deemed a VIE of Bokefa. Beijing Fucheng was incorporated on December 29, 2020 and had no assets or liabilities as of December 31, 2020.

Loan Agreement

Pursuant to this agreement, Bokefa agreed to provide loans to the registered shareholders of Beijing Fucheng. The term of the loan under this agreement shall start from the date when the loan is actually paid and shall continue until the shareholders repay all the loan in accordance with this agreement. The agreement shall terminate when the shareholders repay the loan. The loan should be used solely for Beijing Fucheng’s operating expenses, and should be exclusively repaid by transferring shares of Beijing Fucheng to Bokefa when PRC Law permits.

Exclusive Option Agreement

The effective term of the agreement is unlimited and the agreement shall terminate upon the transfer of all of the equity interest of Bejing Fucheng to Bokefa in accordance with relevant laws and provisions as provided in the agreement, or upon written notice by Bokefa to the shareholders. In consideration for Bokefa’s loan arrangement, the shareholders have agreed to grant Bokefa an exclusive option to purchase their equity interest. Distribution of residual profits, if any, is restricted without the approval of Bokefa. Upon request by Bokefa, Beijing Fucheng is obligated to distribute profits to the shareholders of Beijing Fucheng, who must remit those profits to Bokefa immediately. Beijing Fucheng and its shareholders are required to act in a manner that is in the best interest of Bokefa with regards to Beijing Fucheng’s business operations.

Equity Pledge Agreement

The agreement will be terminated at the date when the other agreements have been terminated. Pursuant to the agreement, the shareholders pledged all their equity interest in Beijing Fucheng to Bokefa as security for their obligations under the agreements. Bokefa has the right to receive dividends on the pledged shares, and all shareholders are required to act in a manner that is in the best interest of Bokefa.

Business Cooperation Agreement

The agreement is effective until terminated by both parties. Beijing Fucheng and its shareholders agree that the legal person, directors, general manager and other senior officers of Beijing Fucheng should be appointed or elected by Bokefa. Beijing Fucheng and its shareholders agree that all financial and operational decisions of Beijing Fucheng will be made by Bokefa.

Exclusive Service Agreement

The effective term of this agreement is for one year and it can be extended an unlimited number of times if agreed by both parties. Bokefa agrees to provide exclusive technical consulting and support services to Beijing Fucheng and Beijing Fucheng agrees to pay service fees to Bokefa.

Entrustment and Power of Attorney Agreement

The shareholders of Beijing Fucheng agreed to entrust all the rights to exercise their voting power and any other rights as shareholders of Beijing Fucheng to Bokefa. The shareholders of Beijing Fucheng have each executed an irrevocable power of attorney to appoint Bokefa as their attorney-in-fact to vote on their behalf on all matters requiring shareholder approval. The agreement is effective until deregistration of Beijing Fucheng.

VIE agreements with All Weather:

On July 1, 2021, Bokefa, All Weather, and nominee shareholders of All Weather entered into six agreements, described below, pursuant to which Bokefa is deemed to have a controlling financial interest and be the primary beneficiary of All Weather. All Weather is deemed a VIE of Bokefa.

Loan Agreement

Pursuant to this agreement, Bokefa agreed to provide loans to the shareholders of All Weather. The term of the loan is one year and shall start from the date when the loan is actually paid. The agreement shall terminate when the shareholders repay the loan. The loan should be used solely by All Weather for operating expenses, and should be exclusively repaid by transferring shares of All Weather to Bokefa when PRC Law permits.

Exclusive Option Agreement

The effective term of the agreement is unlimited and the agreement shall terminate upon the transfer of all of the equity interest of All Weather to Bokefa in accordance with relevant laws and provisions in the agreement, or upon written notice by Bokefa to the shareholders. In consideration for Bokefa’s loan arrangement, the shareholders have agreed to grant Bokefa an exclusive option to purchase their equity interest. Distribution of residual profits, if any, is restricted without the approval of Bokefa. Upon request by Bokefa, All Weather is obligated to distribute profits to the shareholders of All Weather, who must remit the profits to Bokefa immediately. All Weather and its shareholders are required to act in a manner that is in the best interest of Bokefa with regard to All Weather’s business operations.

Equity Pledge Agreement

The agreement will be terminated at the date when the other agreements have been terminated. Pursuant to the agreement, the nominee shareholders pledged all of their equity interest in All Weather to Bokefa as security for their obligations pursuant to the other agreements. Bokefa has the right to receive dividends on the pledged shares, and all shareholders are required to act in a manner that is in the best interest of Bokefa.

Business Cooperation Agreement

The agreement is effective until terminated by both parties. All Weather and its shareholders agree that the legal person, directors, general manager and other senior officers of All Weather should be appointed or elected by Bokefa. All Weather and its shareholders agree that all the financial and operational decisions of All Weather will be made by Bokefa.

Exclusive Service Agreement

The effective term of this agreement is for one year and it can be extended an unlimited number of times if agreed by both parties. Bokefa agrees to provide exclusive technical consulting and support services to All Weather and All Weather agrees to pay service fees to Bokefa.

Entrustment and Power of Attorney Agreement

The shareholders of All Weather agreed to entrust all their rights to exercise their voting power and any other rights as shareholders of All Weather to Bokefa. The shareholders of All Weather have each executed an irrevocable power of attorney to appoint Bokefa as their attorney-in-fact to vote on their behalf on all matters requiring shareholder approval. The agreement is effective until the deregistration of All Weather.

Exclusive Service Agreement

The effective term of this agreement is for one year and it can be extended an unlimited number of times if agreed by both parties. Bokefa agrees to provide exclusive technical consulting and support services to All Weather and All Weather agrees to pay service fees to Bokefa.

Entrustment and Power of Attorney Agreement

The shareholders of All Weather agreed to entrust all their rights to exercise their voting power and any other rights as shareholders of All Weather to Bokefa. The shareholders of All Weather have each executed an irrevocable power of attorney to appoint Bokefa as their attorney-in-fact to vote on their behalf on all matters requiring shareholder approval. The agreement is effective until the deregistration of All Weather.

The assets and liabilities of the Company’s VIEs (All Weather and Beijing Fucheng) included in the Company’s consolidated financial statements as of December 31, 2021 are as follows:

December 31, 2021
USD in thousands
Current assets:
Cash	$1,260
Trade accounts receivable, net	2,462
Other current assets	4,550
Total current assets	8,272
Property and equipment, net	208
Intangible assets	5,718
Long-term prepaid expenses	48
Right of use assets	530
Restricted cash	1,632
Deferred tax assets	369
Total long-term assets	8,505
Total assets	$16,777

Current liabilities:
Short term loan from others	$1,155
Trade accounts payable	697
Lease liability	4,583
Other current liabilities	2,401
Total current liabilities	8,836

Long-term liabilities:
Lease liability	106
Deferred tax liability	224
Total long-term liabilities	330
Total liabilities	$9,166

Net revenues, loss from operations and net loss of the VIEs that were included in the Company’s consolidated financial statements for the year ended December 31, 2021 are as follows:

For the year Ended December 31, 2021
USD in thousands
Net revenues	$19,683
Loss from operations	$(1,883)
Net loss	$(526)

Liquidity

The Company has been incurring losses in 2020 and 2021. Accumulated deficit from operations were US$37,896 and US$16,579 as of December 31, 2021 and 2020, respectively. The net cash used in operating activities was US$8,300 and US$33,025 for the years ended December 31, 2020 and 2021, respectively.

The Company’s liquidity is based on its ability to generate cash from operating activities, obtain capital financing from equity interest investors and borrow funds on favorable economic terms to fund its general operations and capital expansion needs. The Company’s ability to continue as a going concern is dependent on management’s ability to successfully execute its business plan, which includes increasing revenue while controlling operating cost and expenses to generate positive operating cash flows and obtaining funds from outside sources of financing to generate positive financing cash flows. As of December 31, 2020 and 2021, the Company’s balance of cash and cash equivalents was $29,049 and $94,930.

Based on cash flow projections from operating and financing activities and existing balance of cash and cash equivalents, management believes that there is no substantial doubt as to whether existing cash will be sufficient to fund its operations within one year from the date the consolidated financial statements are issued.

The Company plans to continue to fund its losses from operations through cash, as well as through future equity offerings, debt financings, other third-party funding, and new business developments to generate profitable operations. Therefore, the accompanying consolidated financial statements have been prepared assuming the Company will continue as a going concern, which contemplates the realization of assets and settlement of liabilities in the normal course of business, and do not include any adjustments for the recovery and classification of assets or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern. However, there can be no assurance that additional funds will be available when needed from any source or, if available, on terms that are acceptable to the Company.

TINGO, INC. [Member]
Description of Business [Line Items]
DESCRIPTION OF BUSINESS

(1)    Description of Business and Basis of Presentation

Description of Business — Tingo, Inc. (“we,” “us,” “our,” “Tingo” and the “Company”), a Nevada corporation, was formed on February 17, 2015. Our shares trade on the OTC Markets trading platform under the symbol ‘TMNA’. We acquired our wholly-owned subsidiary, Tingo Mobile, PLC, a Nigerian public limited company (“Tingo Mobile”), in a share exchange with its sole shareholder effective August 15, 2021. The Company, including its subsidiary Tingo Mobile, is an Agri-Fintech company offering a comprehensive platform service through use of smartphones–‘device as a service’ (using GSM technology) to empower a marketplace to enable subscribers/farmers within and outside of the agricultural sector to manage their commercial activities of growing and selling their production to market participants both domestically and internationally. The ecosystem provides a ‘one stop shop’ solution to enable such subscribers to manage everything from airtime top ups, bill pay services for utilities and other service providers, access to insurance services and micro finance to support their value chain from ‘seed to sale’.

As of March 31, 2022, Tingo had approximately 9.3 million subscribers using its mobile phones and Nwassa payment platform (www.nwassa.com). Nwassa is Africa’s leading digital agriculture ecosystem that empowers rural farmers and agri-businesses by using proprietary technology to enable access to market. Nwassa’s payment gateway also has an escrow structure that creates trust between buyers and sellers. Our system provides real-time pricing, straight from the farms, eliminating middlemen. Our users’ customers pay for produce bought using available pricing on our platform. Our platform is paperless, verified and matched against a smart contract. Data is efficiently stored on the blockchain.

Our platform has created an escrow solution that secures the buyer, funds are not released to our members until fulfilment. The platform also facilitates trade financing, ensuring that banks and other lenders compete to provide credit to our members.

Tingo aims to be Africa’s leading Agri-Fintech player that transforms rural farming communities by enabling growers to connect through our proprietary platform to meet their complete needs from inputs, agronomy, off take and marketplace which delivers sustainable income in an impactful way. Additional information about the Company can be obtained from our website at www.tingoinc.com. Our website, however, does not constitute a part of this Quarterly Report.

Basis of Presentation — The accompanying audited condensed consolidated financial statements have been prepared in accordance with the instructions to Form 10-Q and Articles 3 and 3A of Regulation S-X. All normal recurring adjustments considered necessary for a fair presentation have been included. The financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“US GAAP”)

Our results of operations for the quarter ended March 31, 2022 are not necessarily indicative of results that ultimately may be achieved for the remainder of 2022.

The Impact of COVID-19 — In response to the COVID-19 pandemic, there have been a broad number of governmental and commercial actions taken to limit the spread of the virus, including social distancing measures, stay-at-home orders, travel restrictions, business shutdowns and slowdowns. The COVID-19 pandemic continues to be dynamic, and near-term challenges across the economy remain. Although vaccines are now being distributed and administered across many parts of the world, new variants of the virus have emerged and may continue to emerge that have shown to be more contagious. We continue to adhere to applicable governmental and commercial restrictions and to work to mitigate the impact of COVID-19 on our employees, customers, communities, liquidity and financial position.

(1)    Description of Business and Basis of Presentation

Description of Business — Tingo, Inc. (“we,” “us,” “our,” “Tingo” and the “Company”), a Nevada corporation, was formed on February 17, 2015. Our shares trade on the OTC Markets trading platform under the symbol ‘TMNA’. We acquired our wholly-owned subsidiary, Tingo Mobile, PLC, a Nigerian public limited company (“Tingo Mobile”), in a share exchange with its sole shareholder effective August 15, 2021. Prior to the acquisition of Tingo Mobile, the Company was headquartered in Thailand and its principal business consisted of technology consulting. This business was discontinued following the acquisition of Tingo Mobile, and we attributed a $3.2 million in net equity to the Company’s prior business as shown in the Condensed Consolidated Statements of Shareholders’ Equity above.

The Company, including its subsidiary Tingo Mobile, is an Agri-Fintech company offering a comprehensive platform service through use of smartphones–‘device as a service’ (using GSM technology) to empower a marketplace to enable subscribers/farmers within and outside of the agricultural sector to manage their commercial activities of growing and selling their production to market participants both domestically and internationally. The ecosystem provides a ‘one stop shop’ solution to enable such subscribers to manage everything from airtime top ups, bill pay services for utilities and other service providers, access to insurance services and micro finance to support their value chain from ‘seed to sale’.

As of September 30, 2021, Tingo had approximately 9.3 million subscribers using its mobile phones and Nwassa payment platform (www.nwassa.com). Nwassa is Africa’s leading digital agriculture ecosystem that empowers rural farmers and agri-businesses by using proprietary technology to enable access to market. Farm produce can be shipped from farms across Africa to any part of the world, in both retail and wholesale quantities. Nwassa’s payment gateway also has an escrow structure that creates trust between buyers and sellers. Our system provides real-time pricing, straight from the farms, eliminating middlemen. Our users’ customers pay for produce bought using available pricing on our platform. Our platform is paperless, verified and matched against a smart contract. Data is efficiently stored on the blockchain.

Our platform has created an escrow solution that secures the buyer, funds are not released to our members until fulfilment. The platform also facilitates trade financing, ensuring that banks and other lenders compete to provide credit to our members.

Tingo aims to be Africa’s leading Agri-Fintech player that transforms rural farming communities to connect through our proprietary platform to meet their complete needs from inputs, agronomy, off take and marketplace which delivers sustainable income in an impactful way. Additional information about the Company can be obtained from our website at www.tingoinc.com. Our website, however, does not constitute a part of this Quarterly Report.

Basis of Presentation — The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with the instructions to Form 10-Q and Rule 10-01 of Regulation S-X for interim financial information. All normal recurring adjustments considered necessary for a fair presentation have been included. Certain disclosures normally included in annual consolidated financial statements prepared in accordance with accounting principles generally accepted in the United States (U.S. GAAP) have been omitted. The reporting currency of the Company is the U.S. Dollar.

The results of operations for the three and nine months ended September 30, 2021 are not necessarily indicative of results that ultimately may be achieved for the remainder of the year.

The preparation of the unaudited interim consolidated financial statements requires management of the Company to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses and the disclosure of contingencies at the date of the unaudited interim condensed consolidated financial statements. These estimates are inherently subject to judgment and actual results could differ.

The Impact of COVID-19 — In response to the COVID-19 pandemic, there have been a broad number of governmental and commercial actions taken to limit the spread of the virus, including social distancing measures, stay-at-home orders, travel restrictions, business shutdowns and slowdowns. The COVID-19 pandemic continues to be dynamic, and near-term challenges across the economy remain. Although vaccines are now being distributed and administered across many parts of the world, new variants of the virus have emerged and may continue to emerge that have shown to be more contagious. We continue to adhere to applicable governmental and commercial restrictions and to work to mitigate the impact of COVID-19 on our employees, customers, communities, liquidity and financial position.

(1)    Description of Business and Basis of Presentation

Description of Business — Tingo, Inc. (“we,” “us,” “our,” “Tingo” and the “Company”), a Nevada corporation, was formed on February 17, 2015. Our shares trade on the OTC Markets trading platform under the symbol ‘TMNA’. We acquired our wholly-owned subsidiary, Tingo Mobile, PLC, a Nigerian public limited company (“Tingo Mobile”), in a share exchange with its sole shareholder effective August 15, 2021. Prior to the acquisition of Tingo Mobile, the Company was headquartered in Thailand and its principal business consisted of technology consulting. This business was discontinued following the acquisition of Tingo Mobile, and we attributed a $3.2 million in net equity to the Company’s prior business as shown in the Condensed Consolidated Statements of Shareholders’ Equity above.

The Company, including its subsidiary Tingo Mobile, is an Agri-Fintech company offering a comprehensive platform service through use of smartphones–‘device as a service’ (using GSM technology) to empower a marketplace to enable subscribers/farmers within and outside of the agricultural sector to manage their commercial activities of growing and selling their production to market participants both domestically and internationally. The ecosystem provides a ‘one stop shop’ solution to enable such subscribers to manage everything from airtime top ups, bill pay services for utilities and other service providers, access to insurance services and micro finance to support their value chain from ‘seed to sale’.

As of December 31, 2021, Tingo had approximately 9.3 million subscribers using its mobile phones and Nwassa payment platform (www.nwassa.com). Nwassa is Africa’s leading digital agriculture ecosystem that empowers rural farmers and agri-businesses by using proprietary technology to enable access to market. Farm produce can be shipped from farms across Africa to any part of the world, in both retail and wholesale quantities. Nwassa’s payment gateway also has an escrow structure that creates trust between buyers and sellers. Our system provides real-time pricing, straight from the farms, eliminating middlemen. Our users’ customers pay for produce bought using available pricing on our platform. Our platform is paperless, verified and matched against a smart contract. Data is efficiently stored on the blockchain.

Our platform has created an escrow solution that secures the buyer, funds are not released to our members until fulfilment. The platform also facilitates trade financing, ensuring that banks and other lenders compete to provide credit to our members.

Tingo aims to be Africa’s leading Agri-Fintech player that transforms rural farming communities to connect through our proprietary platform to meet their complete needs from inputs, agronomy, off take and marketplace which delivers sustainable income in an impactful way. Additional information about the Company can be obtained from our website at www.tingoinc.com. Our website, however, does not constitute a part of this Annual Report.

Basis of Presentation — The accompanying audited condensed consolidated financial statements have been prepared in accordance with the instructions to Form 10-K and Articles 3 and 3A of Regulation S-X. All normal recurring adjustments considered necessary for a fair presentation have been included.The financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“US GAAP”).

Our results of operations for the year ended December 31, 2021 are not necessarily indicative of results that ultimately may be achieved for 2022.

The Impact of COVID-19 — In response to the COVID-19 pandemic, there have been a broad number of governmental and commercial actions taken to limit the spread of the virus, including social distancing measures, stay-at-home orders, travel restrictions, business shutdowns and slowdowns. The COVID-19 pandemic continues to be dynamic, and near-term challenges across the economy remain. Although vaccines are now being distributed and administered across many parts of the world, new variants of the virus have emerged and may continue to emerge that have shown to be more contagious. We continue to adhere to applicable governmental and commercial restrictions and to work to mitigate the impact of COVID-19 on our employees, customers, communities, liquidity and financial position.